Non-Controlling Interests - Schedule of Non-Controlling Interests (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Yangzhou Bangshijie [Member]
Schedule of Non-Controlling Interests [Line Items]
Deficit	$ (2,999)	$ (2,995)
Accumulated other comprehensive income	182	170
Total non-controlling interests	(2,817)	(2,825)
Nanjing Bangshijie [Member]
Schedule of Non-Controlling Interests [Line Items]
Deficit	(63,875)	(61,875)
Accumulated other comprehensive income	3,111	2,849
Total non-controlling interests	(60,764)	(59,026)
Related Party [Member]
Schedule of Non-Controlling Interests [Line Items]
Deficit	(66,874)	(64,870)
Accumulated other comprehensive income	3,293	3,019
Total non-controlling interests	$ (63,581)	$ (61,851)